Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance at the beginning of the period	$ 290.8	$ 306.6
Acquisition costs deferred	460.0	398.3
Amortization of deferred acquisition costs	(431.8)	(414.1)	$ (465.7)
Balance at the end of the period	$ 319.0	$ 290.8	$ 306.6